Share-based Compensation - Summary of RSUs activity under the Share Incentive Plan (Detail) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of RSUs - Unvested, Beginning Balance	1,557,176
Number of RSUs - Granted	600,000
Number of RSUs - Vested	(1,421,700)
Number of RSUs - Unvested, Ending Balance	735,476	1,557,176
Weighted average grant date fair value - Unvested, Beginning Balance	$ 2.0941
Weighted average grant date fair value - Granted	5.3525
Weighted average grant date fair value - Vested	2.0941
Weighted average grant date fair value - Unvested, Ending Balance	$ 4.7523	$ 2.0941
Weighted average remaining contractual life (Years)	3 years 7 days	7 months 24 days